Securities (Gross Realized Gains and Losses on Sales of Securities Available-for-Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities [Abstract]
Gross realized gains	$ 908	$ 1,419	$ 983
Gross realized losses	27	0	10
Proceeds from sale of securities	42,348	40,914	32,146
Available-for-sale Securities Pledged as Collateral	$ 94,352	$ 71,497